Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents	$ 3,862	$ 49,945
Short term deposits	25,443	299
Long term deposits	7,159
Restricted cash current	113	113
Restricted cash non-current	291	299
Total financial assets	38,868	50,656
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents	3,862	49,945
Short term deposits	25,443	299
Long term deposits	7,159
Restricted cash current	113	113
Restricted cash non-current	291	299
Total financial assets	38,868	50,656
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents
Short term deposits
Long term deposits
Restricted cash current
Restricted cash non-current
Total financial assets
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Cash and cash equivalents
Short term deposits
Long term deposits
Restricted cash current
Restricted cash non-current
Total financial assets